Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,324	$ 800
Less: Accumulated depreciation	(552)	(446)
Total property and equipment, net	772	354
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	218	167
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	914	545
Fixtures and vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	63	47
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 129	$ 41